Financial Instruments and Related Disclosures - Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£) Acquisition
Disclosure of detailed information about hedged items [line items]
Notional value	2,000,000,000
Fair value	£ 0
Foreign Exchange Contracts [member] | Cash Flow Hedges [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,746,000,000	1,809,000,000
Fair value	£ 7	£ (55)
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Buy Foreign Currency 3 to 6 months [member] | EURO [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.14	1.13
Foreign currency	EUR	EUR
Notional value	47,000,000	26,000,000
Fair value	£ (1)	£ 1
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Buy Foreign Currency over 6 months [member] | EURO [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.15
Foreign currency	EUR
Notional value	23,000,000
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Sell Foreign Currency Less than 3 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	93.85
Fair value	£ 5
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Sell Foreign Currency Less than 3 months [member] | INR And GBP [Member]
Disclosure of detailed information about hedged items [line items]
Foreign currency	INR/GBP
Notional value	999,000,000
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Sell Foreign Currency Less than 3 months [member] | INR And SGD [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	52.82
Foreign currency	INR/SGD
Notional value	677,000,000
Fair value	£ 3
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Sell Foreign Currency over 6 months [member] | INR [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate		96.40
Foreign currency		INR
Notional value		1,783,000,000
Fair value		£ (56)
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Variability in cash flows from a highly probable forecast transaction [member]
Disclosure of detailed information about hedged items [line items]
Change in value for calculating hedge ineffectiveness	(7)	56
Balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	(42)	(49)
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued [member]
Disclosure of detailed information about hedged items [line items]
Change in value for calculating hedge ineffectiveness	(1)	(1)
Balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	£ 1	£ 1
Foreign Exchange Contracts [member] | Net Investment Hedges [member]
Disclosure of detailed information about hedged items [line items]
Notional value	17,928,000,000	15,471,000,000
Fair value	£ (8,622)	£ (8,257)
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	8,250,000,000
Fair value	£ 2
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member] | EURO [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.18	1.11
Foreign currency	EUR	EUR
Notional value		6,933,000,000
Fair value		£ (40)
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member] | Japanese Yen [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	142.26
Foreign currency	JPY
Notional value	416,000,000
Fair value	£ 3
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member] | SGD [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.77
Foreign currency	SGD
Notional value	471,000,000
Fair value	£ 3
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member] | INR [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	92.23
Foreign currency	INR
Notional value	239,000,000
Fair value	£ 6
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency 3 to 6 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate | Acquisition		1.11
Foreign currency	0	0
Notional value	638,000,000	383,000,000
Fair value	£ (638)	£ (4)
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency over 6 months [member]
Disclosure of detailed information about hedged items [line items]
Foreign currency	0
Notional value	7,914,000,000
Fair value	£ (7,998)
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency over 6 months [member] | EURO [Member]
Disclosure of detailed information about hedged items [line items]
Foreign currency		EUR
Notional value		8,155,000,000
Fair value		£ (8,213)
Foreign Exchange Contracts [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Change in value for calculating hedge ineffectiveness	(987)	286
Balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	£ (1,080)	£ (2,067)